ACQUISITION OF IN MOTION TECHNOLOGY Schedule of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 03, 2014
Business Acquisition [Line Items]
Goodwill (note 16)	$ 103,966	$ 102,718	$ 97,961
In Motion Technology [Member]
Business Acquisition [Line Items]
Cash				2,255
Accounts receivable				5,189
Prepaid and other assets				329
Inventory				1,059
Property and equipment				84
Identifiable intangible assets				13,529
Goodwill (note 16)				8,697
Total Assets Acquired				31,142
Accounts payable and accrued liabilities				2,817
Deferred revenue				1,772
Deferred income tax				445
Fair value of net assets acquired				$ 26,108